Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		60 Months Ended	120 Months Ended
	Jun. 30, 2024		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000077664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV
Account Value	$ 13,559		$ 13,559	$ 13,559	$ 12,400	$ 11,590	$ 13,670	$ 11,728	$ 11,961	$ 11,129	$ 10,956	$ 9,931	$ 9,839	$ 10,000
Average Annual Return, Percent	9.34%		2.54%	3.09%
C000077664 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent	4.17%		1.54%	2.59%
C000077665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge
Account Value	$ 12,666		$ 12,666	$ 12,666	11,658	10,974	13,050	11,263	11,569	10,834	10,735	9,798	9,780	10,000
Average Annual Return, Percent	7.64%	[1]	1.83%	2.39%
C000077665 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV
Average Annual Return, Percent	8.64%		1.83%	2.39%
C000083516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class D Shares/JNHYX)
Account Value	$ 13,854		$ 13,854	$ 13,854	12,648	11,795	13,898	11,885	12,095	11,226	11,025	9,972	9,871	10,000
Average Annual Return, Percent	9.54%		2.75%	3.31%
C000077666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class I Shares/JHYFX)
Account Value	$ 13,916		$ 13,916	$ 13,916	12,702	11,860	13,949	11,923	12,128	11,263	11,041	9,977	9,868	10,000
Average Annual Return, Percent	9.56%		2.79%	3.36%
C000114871 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class N Shares/JHYNX)
Account Value	$ 14,055		$ 14,055	$ 14,055	12,815	11,936	14,044	11,994	12,188	11,296	11,077	10,003	9,886	10,000
Average Annual Return, Percent	9.68%		2.89%	3.46%
C000077667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class R Shares/JHYRX)
Account Value	$ 12,990		$ 12,990	$ 12,990	11,931	11,212	13,278	11,426	11,709	10,954	10,816	9,854	9,800	10,000
Average Annual Return, Percent	8.87%		2.10%	2.65%
C000077668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class S Shares/JDHYX)
Account Value	$ 13,340		$ 13,340	$ 13,340	12,223	11,441	13,527	11,614	11,868	11,062	10,905	9,908	9,827	10,000
Average Annual Return, Percent	9.14%		2.37%	2.92%
C000028924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson High-Yield Fund (Class T Shares/JAHYX)
Account Value	$ 13,726		$ 13,726	$ 13,726	12,543	11,710	13,811	11,822	12,042	11,187	10,997	9,955	9,862	10,000
Average Annual Return, Percent	9.43%		2.65%	3.22%
C000077718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV
Account Value	$ 12,937		$ 12,937	$ 12,937	12,034	11,511	13,914	11,665	11,372	10,991	10,512	9,916	9,875	10,000
Average Annual Return, Percent	7.51%		2.61%	2.61%
C000077718 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	1.30%		1.41%	2.00%
C000077719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge
Account Value	$ 12,147		$ 12,147	$ 12,147	11,388	10,963	13,342	11,263	11,058	10,760	10,365	9,824	9,803	10,000
Average Annual Return, Percent	5.66%	[2]	1.90%	1.96%
C000077719 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV
Average Annual Return, Percent	6.66%		1.90%	1.96%
C000083529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)
Account Value	$ 13,214		$ 13,214	$ 13,214	12,261	11,702	14,114	11,808	11,489	11,080	10,574	9,957	9,897	10,000
Average Annual Return, Percent	7.77%		2.84%	2.83%
C000077720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)
Account Value	$ 13,265		$ 13,265	$ 13,265	12,313	11,749	14,163	11,846	11,512	11,101	10,588	9,961	9,898	10,000
Average Annual Return, Percent	7.73%		2.87%	2.87%
C000077721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)
Account Value	$ 12,725		$ 12,725	$ 12,725	11,856	11,360	13,749	11,558	11,283	10,920	10,465	9,888	9,863	10,000
Average Annual Return, Percent	7.33%		2.43%	2.44%
C000028943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)
Account Value	$ 13,106		$ 13,106	$ 13,106	12,175	11,621	14,025	11,757	11,439	11,052	10,555	9,938	9,887	10,000
Average Annual Return, Percent	7.65%		2.76%	2.74%
C000107973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV
Account Value	$ 20,761		$ 20,761	$ 20,761	17,448	15,160	17,583	12,716	14,850	13,819	12,738	10,756	10,321	10,000
Average Annual Return, Percent	18.99%		6.93%	7.58%
C000107973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	12.15%		5.68%	6.95%
C000107974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge
Account Value	$ 19,231		$ 19,231	$ 19,231	16,259	14,241	16,638	12,123	14,269	13,395	12,432	10,595	10,243	10,000
Average Annual Return, Percent	17.28%	[3]	6.15%	6.76%
C000107974 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV
Average Annual Return, Percent	18.28%		6.15%	6.76%
C000107975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)
Account Value	$ 21,215		$ 21,215	$ 21,215	17,777	15,420	17,836	12,876	15,007	13,951	12,821	10,811	10,349	10,000
Average Annual Return, Percent	19.34%		7.17%	7.81%
C000107976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)
Account Value	$ 21,300		$ 21,300	$ 21,300	17,851	15,469	17,895	12,913	15,049	13,979	12,843	10,824	10,358	10,000
Average Annual Return, Percent	19.32%		7.19%	7.85%
C000114893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)
Account Value	$ 21,396		$ 21,396	$ 21,396	17,917	15,508	17,925	12,922	15,041	13,961	12,819	10,808	10,348	10,000
Average Annual Return, Percent	19.42%		7.30%	7.90%
C000107977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)
Account Value	$ 20,702		$ 20,702	$ 20,702	17,391	15,123	17,555	12,706	14,863	13,824	12,744	10,773	10,318	10,000
Average Annual Return, Percent	19.04%		6.85%	7.55%
C000107978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)
Account Value	$ 20,999		$ 20,999	$ 20,999	17,617	15,296	17,717	12,792	14,943	13,899	12,792	10,797	10,339	10,000
Average Annual Return, Percent	19.20%		7.04%	7.70%
C000137958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV
Account Value	$ 13,851		$ 13,851	$ 13,851	12,822	12,509	13,927	12,503	12,415	11,603	11,244	10,530	10,209	10,000
Average Annual Return, Percent	8.03%		2.21%	3.31%
C000137958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent	2.91%		1.23%	2.81%
C000137959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge
Account Value	$ 12,864		$ 12,864	$ 12,864	11,998	11,789	13,225	11,960	11,969	11,281	11,017	10,383	10,134	10,000
Average Annual Return, Percent	6.22%	[4]	1.45%	2.55%
C000137959 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV
Average Annual Return, Percent	7.22%		1.45%	2.55%
C000137960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)
Account Value	$ 14,080		$ 14,080	$ 14,080	13,012	12,674	14,086	12,625	12,516	11,690	11,309	10,564	10,222	10,000
Average Annual Return, Percent	8.21%		2.38%	3.48%
C000137961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)
Account Value	$ 14,192		$ 14,192	$ 14,192	13,109	12,762	14,179	12,701	12,584	11,734	11,342	10,593	10,237	10,000
Average Annual Return, Percent	8.26%		2.43%	3.56%
C000137962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)
Account Value	$ 14,277		$ 14,277	$ 14,277	13,175	12,814	14,223	12,717	12,604	11,757	11,358	10,594	10,237	10,000
Average Annual Return, Percent	8.36%		2.52%	3.62%
C000137963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)
Account Value	$ 13,740		$ 13,740	$ 13,740	12,747	12,463	13,908	12,481	12,420	11,587	11,236	10,518	10,186	10,000
Average Annual Return, Percent	7.79%		2.04%	3.23%
C000137964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)
Account Value	$ 13,953		$ 13,953	$ 13,953	12,907	12,583	14,000	12,546	12,463	11,641	11,273	10,539	10,211	10,000
Average Annual Return, Percent	8.11%		2.29%	3.39%
C000183943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at NAV
Account Value	$ 17,721		$ 17,721	$ 17,721	15,150	12,893	14,404	11,581	11,914	11,551	11,039	9,855	9,786	10,000
Average Annual Return, Percent	16.97%		8.27%	5.89%
C000183943 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	10.26%		6.99%	5.35%
C000077673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV
Account Value	$ 19,310		$ 19,310	$ 19,310	16,991	15,266	16,388	11,993	13,546	13,026	12,163	10,417	10,011	10,000
Average Annual Return, Percent	13.65%		7.35%	6.80%
C000077673 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	7.10%		6.08%	6.17%
C000077674 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge
Account Value	$ 18,157		$ 18,157	$ 18,157	16,095	14,546	15,725	11,583	13,166	12,734	11,967	10,306	9,938	10,000
Average Annual Return, Percent	11.81%	[5]	6.64%	6.15%
C000077674 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV
Average Annual Return, Percent	12.81%		6.64%	6.15%
C000083518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)
Account Value	$ 19,875		$ 19,875	$ 19,875	17,453	15,632	16,734	12,205	13,749	13,186	12,272	10,478	10,037	10,000
Average Annual Return, Percent	13.87%		7.65%	7.11%
C000077675 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)
Account Value	$ 19,947		$ 19,947	$ 19,947	17,506	15,666	16,774	12,230	13,767	13,196	12,280	10,482	10,040	10,000
Average Annual Return, Percent	13.94%		7.70%	7.15%
C000114873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)
Account Value	$ 20,163		$ 20,163	$ 20,163	17,673	15,811	16,905	12,309	13,852	13,259	12,327	10,513	10,051	10,000
Average Annual Return, Percent	14.09%		7.80%	7.26%
C000077676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)
Account Value	$ 18,709		$ 18,709	$ 18,709	16,523	14,893	16,039	11,776	13,346	12,869	12,052	10,354	9,974	10,000
Average Annual Return, Percent	13.23%		6.99%	6.46%
C000077677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)
Account Value	$ 19,186		$ 19,186	$ 19,186	16,903	15,192	16,330	11,948	13,513	13,002	12,143	10,406	9,999	10,000
Average Annual Return, Percent	13.50%		7.26%	6.73%
C000028928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)
Account Value	$ 19,681		$ 19,681	$ 19,681	17,301	15,507	16,623	12,138	13,687	13,132	12,238	10,460	10,026	10,000
Average Annual Return, Percent	13.76%		7.54%	7.01%
C000077705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV
Account Value	$ 18,146		$ 18,146	$ 18,146	16,120	14,342	16,568	11,587	14,127	14,049	12,956	10,606	10,461	10,000
Average Annual Return, Percent	12.57%		5.13%	6.14%
C000077705 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	6.08%		3.89%	5.51%
C000077706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge
Account Value	$ 17,082		$ 17,082	$ 17,082	15,257	13,676	15,905	11,196	13,727	13,737	12,738	10,495	10,394	10,000
Average Annual Return, Percent	10.96%	[6]	4.47%	5.50%
C000077706 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV
Average Annual Return, Percent	11.96%		4.47%	5.50%
C000083526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)
Account Value	$ 18,698		$ 18,698	$ 18,698	16,553	14,697	16,939	11,810	14,341	14,225	13,075	10,676	10,493	10,000
Average Annual Return, Percent	12.96%		5.45%	6.46%
C000077707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)
Account Value	$ 18,749		$ 18,749	$ 18,749	16,598	14,734	16,977	11,835	14,375	14,248	13,090	10,685	10,498	10,000
Average Annual Return, Percent	12.96%		5.46%	6.49%
C000028939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)
Account Value	$ 18,957		$ 18,957	$ 18,957	16,755	14,860	17,095	11,905	14,435	14,297	13,127	10,705	10,510	10,000
Average Annual Return, Percent	13.14%		5.60%	6.60%
C000114879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)
Account Value	$ 18,999		$ 18,999	$ 18,999	16,795	14,888	17,130	11,931	14,459	14,320	13,142	10,713	10,515	10,000
Average Annual Return, Percent	13.12%		5.61%	6.63%
C000077708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)
Account Value	$ 17,619		$ 17,619	$ 17,619	15,691	14,014	16,244	11,400	13,922	13,893	12,847	10,549	10,432	10,000
Average Annual Return, Percent	12.28%		4.82%	5.83%
C000077709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)
Account Value	$ 18,068		$ 18,068	$ 18,068	16,051	14,303	16,533	11,569	14,102	14,029	12,946	10,604	10,460	10,000
Average Annual Return, Percent	12.57%		5.08%	6.09%
C000028940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)
Account Value	$ 18,540		$ 18,540	$ 18,540	16,426	14,600	16,837	11,750	14,284	14,176	13,042	10,656	10,485	10,000
Average Annual Return, Percent	12.87%		5.35%	6.37%
C000083514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Government Money Market Fund (Class D Shares/JGVXX)
Average Annual Return, Percent	4.88%		1.80%	1.15%
C000028921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Government Money Market Fund (Class T Shares/JAGXX)
Average Annual Return, Percent	4.86%		1.79%	1.14%
C000083519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Money Market Fund (Class D Shares/JNMXX)
Average Annual Return, Percent	4.94%		1.85%	1.21%
C000028930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Money Market Fund (Class T Shares/JAMXX)
Average Annual Return, Percent	4.92%		1.84%	1.19%
C000077710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV
Account Value	$ 16,247		$ 16,247	$ 16,247	14,446	13,130	16,126	12,052	12,233	11,812	10,879	9,654	9,960	10,000
Average Annual Return, Percent	12.46%		5.84%	4.97%
C000077710 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	6.01%		4.59%	4.35%
C000077711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge
Account Value	$ 15,183		$ 15,183	$ 15,183	13,607	12,448	15,398	11,591	11,855	11,528	10,690	9,550	9,882	10,000
Average Annual Return, Percent	10.58%	[7]	5.07%	4.26%
C000077711 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV
Average Annual Return, Percent	11.58%		5.07%	4.26%
C000083527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)
Account Value	$ 16,523		$ 16,523	$ 16,523	14,674	13,303	16,305	12,167	12,337	11,889	10,928	9,687	9,976	10,000
Average Annual Return, Percent	12.60%		6.02%	5.15%
C000077712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)
Account Value	$ 16,632		$ 16,632	$ 16,632	14,767	13,376	16,395	12,229	12,383	11,929	10,954	9,703	9,990	10,000
Average Annual Return, Percent	12.63%		6.08%	5.22%
C000077713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)
Account Value	$ 15,965		$ 15,965	$ 15,965	14,232	12,952	15,930	11,930	12,132	11,732	10,825	9,627	9,946	10,000
Average Annual Return, Percent	12.17%		5.64%	4.79%
C000028941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)
Account Value	$ 16,423		$ 16,423	$ 16,423	14,595	13,242	16,247	12,129	12,306	11,869	10,915	9,680	9,973	10,000
Average Annual Return, Percent	12.52%		5.94%	5.09%
C000077742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV
Account Value	$ 11,344		$ 11,344	$ 11,344	10,953	11,131	12,494	12,226	11,124	10,434	10,534	10,503	10,102	10,000
Average Annual Return, Percent	3.57%		0.39%	1.27%
C000077742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent	(1.31%)		(0.58%)	0.78%
C000077743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge
Account Value	$ 10,616		$ 10,616	$ 10,616	10,324	10,568	11,945	11,757	10,764	10,157	10,316	10,355	10,028	10,000
Average Annual Return, Percent	1.84%	[8]	(0.28%)	0.60%
C000077743 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV
Average Annual Return, Percent	2.83%		(0.28%)	0.60%
C000083536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)
Account Value	$ 11,607		$ 11,607	$ 11,607	11,192	11,358	12,725	12,416	11,265	10,534	10,602	10,545	10,112	10,000
Average Annual Return, Percent	3.71%		0.60%	1.50%
C000077744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)
Account Value	$ 11,695		$ 11,695	$ 11,695	11,263	11,418	12,780	12,461	11,297	10,556	10,614	10,552	10,124	10,000
Average Annual Return, Percent	3.83%		0.69%	1.58%
C000183944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge
Account Value	$ 16,435		$ 16,435	$ 16,435	14,148	12,127	13,643	11,049	11,471	11,201	10,786	9,707	9,714	10,000
Average Annual Return, Percent	15.16%	[9]	7.46%	5.09%
C000183944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) at NAV
Average Annual Return, Percent	16.16%		7.46%	5.09%
C000183945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)
Account Value	$ 17,991		$ 17,991	$ 17,991	15,357	13,046	14,550	11,680	11,998	11,610	11,081	9,890	9,800	10,000
Average Annual Return, Percent	17.15%		8.44%	6.05%
C000183946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)
Account Value	$ 18,131		$ 18,131	$ 18,131	15,463	13,138	14,635	11,738	12,062	11,664	11,124	9,906	9,809	10,000
Average Annual Return, Percent	17.25%		8.49%	6.13%
C000183947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)
Account Value	$ 18,164		$ 18,164	$ 18,164	15,484	13,142	14,625	11,728	12,036	11,631	11,084	9,895	9,800	10,000
Average Annual Return, Percent	17.31%		8.58%	6.15%
C000183949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)
Account Value	$ 17,753		$ 17,753	$ 17,753	15,165	12,879	14,353	11,511	11,843	11,467	10,971	9,829	9,766	10,000
Average Annual Return, Percent	17.06%		8.43%	5.91%
C000183950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)
Account Value	$ 17,802		$ 17,802	$ 17,802	15,214	12,945	14,449	11,611	11,945	11,565	11,050	9,872	9,790	10,000
Average Annual Return, Percent	17.01%		8.31%	5.94%
C000077701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV
Account Value	$ 11,346		$ 11,346	$ 11,346	10,688	10,541	11,248	10,995	10,616	10,243	10,201	10,142	10,035	10,000
Average Annual Return, Percent	6.16%		1.34%	1.27%
C000077701 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%
Average Annual Return, Percent	3.58%		0.81%	1.01%
C000077702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge
Account Value	$ 10,574		$ 10,574	$ 10,574	9,995	9,921	10,665	10,485	10,196	9,909	9,978	9,995	9,925	10,000
Average Annual Return, Percent	4.79%	[10]	0.73%	0.56%
C000077702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV
Average Annual Return, Percent	5.79%		0.73%	0.56%
C000083525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)
Account Value	$ 11,497		$ 11,497	$ 11,497	10,811	10,645	11,340	11,066	10,667	10,275	10,251	10,175	10,019	10,000
Average Annual Return, Percent	6.35%		1.51%	1.41%
C000077703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)
Account Value	$ 11,600		$ 11,600	$ 11,600	10,900	10,725	11,419	11,106	10,738	10,306	10,276	10,192	10,060	10,000
Average Annual Return, Percent	6.42%		1.56%	1.50%
C000114878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)
Account Value	$ 11,610		$ 11,610	$ 11,610	10,903	10,760	11,450	11,159	10,742	10,333	10,295	10,204	10,066	10,000
Average Annual Return, Percent	6.49%		1.57%	1.50%
C000077704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)
Account Value	$ 11,157		$ 11,157	$ 11,157	10,491	10,403	11,086	10,856	10,500	10,149	10,159	10,116	9,983	10,000
Average Annual Return, Percent	6.35%		1.22%	1.10%
C000028938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)
Account Value	$ 11,376		$ 11,376	$ 11,376	10,708	10,555	11,257	10,997	10,612	10,234	10,220	10,154	10,008	10,000
Average Annual Return, Percent	6.23%		1.40%	1.30%
C000077714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV
Account Value	$ 14,520		$ 14,520	$ 14,520	13,202	12,296	14,975	11,841	11,770	11,392	10,694	9,769	9,913	10,000
Average Annual Return, Percent	9.98%		4.29%	3.80%
C000077714 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	3.64%		3.05%	3.19%
C000077715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge
Account Value	$ 13,571		$ 13,571	$ 13,571	12,433	11,662	14,311	11,398	11,405	11,119	10,516	9,668	9,842	10,000
Average Annual Return, Percent	8.15%	[11]	3.54%	3.10%
C000077715 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV
Average Annual Return, Percent	9.15%		3.54%	3.10%
C000083528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)
Account Value	$ 14,781		$ 14,781	$ 14,781	13,414	12,479	15,172	11,974	11,875	11,480	10,751	9,803	9,929	10,000
Average Annual Return, Percent	10.19%		4.48%	3.99%
C000077716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)
Account Value	$ 14,845		$ 14,845	$ 14,845	13,469	12,524	15,217	12,011	11,905	11,499	10,771	9,816	9,935	10,000
Average Annual Return, Percent	10.21%		4.51%	4.03%
C000077717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)
Account Value	$ 14,263		$ 14,263	$ 14,263	12,990	12,128	14,804	11,730	11,675	11,319	10,648	9,742	9,897	10,000
Average Annual Return, Percent	9.80%		4.08%	3.61%
C000028942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)
Account Value	$ 14,683		$ 14,683	$ 14,683	13,332	12,412	15,102	11,928	11,838	11,451	10,738	9,798	9,920	10,000
Average Annual Return, Percent	10.13%		4.40%	3.92%
C000183913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV
Account Value	$ 11,827		$ 11,827	$ 11,827	11,485	11,988	13,666	13,103	12,354	11,388	11,276	10,554	10,166	10,000
Average Annual Return, Percent	2.98%		(0.87%)	1.69%
C000183913 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent	(1.95%)		(1.82%)	1.20%
C000183914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge
Account Value	$ 10,976		$ 10,976	$ 10,976	10,736	11,294	12,969	12,522	11,896	11,048	11,021	10,398	10,080	10,000
Average Annual Return, Percent	1.24%	[12]	(1.60%)	0.94%
C000183914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV
Average Annual Return, Percent	2.24%		(1.60%)	0.94%
C000183915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)
Account Value	$ 11,946		$ 11,946	$ 11,946	11,585	12,094	13,753	13,169	12,404	11,403	11,271	10,554	10,166	10,000
Average Annual Return, Percent	3.11%		(0.75%)	1.79%
C000183916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)
Account Value	$ 12,110		$ 12,110	$ 12,110	11,746	12,233	13,902	13,309	12,513	11,505	11,362	10,616	10,192	10,000
Average Annual Return, Percent	3.10%		(0.65%)	1.93%
C000183917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)
Account Value	$ 12,109		$ 12,109	$ 12,109	11,729	12,232	13,879	13,285	12,495	11,470	11,334	10,572	10,166	10,000
Average Annual Return, Percent	3.24%		(0.63%)	1.93%
C000183919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)
Account Value	$ 11,634		$ 11,634	$ 11,634	11,329	11,853	13,528	13,009	12,292	11,328	11,232	10,536	10,159	10,000
Average Annual Return, Percent	2.70%		(1.09%)	1.53%
C000183920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)
Account Value	$ 11,846		$ 11,846	$ 11,846	11,519	12,027	13,693	13,137	12,374	11,395	11,270	10,554	10,166	10,000
Average Annual Return, Percent	2.84%		(0.87%)	1.71%
C000114884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)
Account Value	$ 11,774		$ 11,774	$ 11,774	11,339	11,495	12,862	12,544	11,353	10,600	10,662	10,578	10,137	10,000
Average Annual Return, Percent	3.84%		0.73%	1.65%
C000077745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)
Account Value	$ 10,927		$ 10,927	$ 10,927	10,602	10,828	12,206	11,980	10,935	10,287	10,415	10,421	10,061	10,000
Average Annual Return, Percent	3.06%		(0.01%)	0.89%
C000077746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)
Account Value	$ 11,199		$ 11,199	$ 11,199	10,839	11,042	12,418	12,162	11,074	10,392	10,494	10,474	10,087	10,000
Average Annual Return, Percent	3.32%		0.23%	1.14%
C000028954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)
Account Value	$ 11,507		$ 11,507	$ 11,507	11,108	11,287	12,658	12,363	11,227	10,508	10,585	10,527	10,112	10,000
Average Annual Return, Percent	3.59%		0.49%	1.41%
C000077645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV
Account Value	$ 24,056		$ 24,056	$ 24,056	20,483	17,940	19,835	15,682	15,204	14,406	12,236	11,396	10,404	10,000
Average Annual Return, Percent	17.44%		9.61%	9.17%
C000077645 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	10.73%		8.33%	8.53%
C000077646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge
Account Value	$ 22,526		$ 22,526	$ 22,526	19,327	17,032	18,934	15,062	14,707	14,014	11,982	11,241	10,326	10,000
Average Annual Return, Percent	15.55%	[13]	8.90%	8.46%
C000077646 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV
Average Annual Return, Percent	16.55%		8.90%	8.46%
C000150517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)
Account Value	$ 24,531		$ 24,531	$ 24,531	20,828	18,213	20,092	15,856	15,333	14,495	12,285	11,409	10,414	10,000
Average Annual Return, Percent	17.78%		9.85%	9.39%
C000077647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)
Account Value	$ 24,685		$ 24,685	$ 24,685	20,970	18,318	20,198	15,936	15,416	14,569	12,344	11,455	10,435	10,000
Average Annual Return, Percent	17.71%		9.87%	9.46%
C000147334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)
Account Value	$ 24,962		$ 24,962	$ 24,962	21,172	18,485	20,361	16,046	15,499	14,621	12,377	11,474	10,446	10,000
Average Annual Return, Percent	17.90%		10.00%	9.58%
C000077648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)
Account Value	$ 23,768		$ 23,768	$ 23,768	20,258	17,777	19,683	15,586	15,129	14,347	12,204	11,363	10,399	10,000
Average Annual Return, Percent	17.32%		9.45%	9.04%
C000077649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)
Account Value	$ 24,355		$ 24,355	$ 24,355	20,710	18,115	20,014	15,796	15,289	14,469	12,268	11,414	10,419	10,000
Average Annual Return, Percent	17.60%		9.76%	9.31%
C000137972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV
Account Value	$ 11,418		$ 11,418	$ 11,418	10,744	10,292	10,705	10,559	10,189	9,811	10,428	10,074	9,814	10,000
Average Annual Return, Percent	6.28%		2.31%	1.34%
C000137972 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%
Average Annual Return, Percent	1.26%		1.30%	0.84%
C000137973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge
Account Value	$ 10,615		$ 10,615	$ 10,615	10,062	9,716	10,172	10,104	9,818	9,535	10,196	9,923	9,741	10,000
Average Annual Return, Percent	4.50%	[14]	1.57%	0.60%
C000137973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV
Average Annual Return, Percent	5.50%		1.57%	0.60%
C000137974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)
Account Value	$ 11,556		$ 11,556	$ 11,556	10,852	10,388	10,773	10,607	10,230	9,841	10,439	10,081	9,832	10,000
Average Annual Return, Percent	6.48%		2.47%	1.46%
C000137975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)
Account Value	$ 11,692		$ 11,692	$ 11,692	10,977	10,503	10,887	10,713	10,312	9,916	10,513	10,129	9,844	10,000
Average Annual Return, Percent	6.51%		2.54%	1.58%
C000137976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)
Account Value	$ 11,746		$ 11,746	$ 11,746	11,030	10,533	10,914	10,744	10,336	9,939	10,518	10,131	9,842	10,000
Average Annual Return, Percent	6.49%		2.59%	1.62%
C000151361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)
Account Value	$ 10,925		$ 10,925	$ 10,925	10,323	9,943	10,373	10,288	9,972	9,647	10,293	9,989	9,778	10,000
Average Annual Return, Percent	5.83%		1.84%	0.89%
C000137977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)
Account Value	$ 11,176		$ 11,176	$ 11,176	10,535	10,121	10,535	10,423	10,076	9,728	10,358	10,033	9,787	10,000
Average Annual Return, Percent	6.09%		2.09%	1.12%
C000137978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)
Account Value	$ 11,489		$ 11,489	$ 11,489	10,801	10,349	10,744	10,588	10,210	9,838	10,436	10,075	9,820	10,000
Average Annual Return, Percent	6.37%		2.39%	1.40%
Bloomberg U S Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 15,247		$ 15,247	$ 15,247	13,806	12,658	14,519	12,585	12,580	11,705	11,407	10,121	9,960	10,000
Average Annual Return, Percent	10.44%		3.92%	4.31%
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Account Value	$ 19,256		$ 19,256	$ 19,256	17,310	15,684	18,067	11,069	13,099	13,356	11,979	10,121	10,099	10,000
Average Annual Return, Percent	11.24%		8.01%	6.77%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 31,475		$ 31,475	$ 31,475	25,563	21,490	24,949	17,306	16,246	14,907	12,987	10,959	10,729	10,000
Average Annual Return, Percent	23.13%		14.14%	12.15%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 20,809		$ 20,809	$ 20,809	18,583	16,817	18,685	12,207	13,842	13,351	12,408	10,704	10,367	10,000
Average Annual Return, Percent	11.98%		8.49%	7.60%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 18,294		$ 18,294	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Average Annual Return, Percent	10.90%		7.07%	6.23%
MSCI World ex USA IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index SM
Account Value	$ 15,196		$ 15,196	$ 15,196	13,663	11,636	13,979	10,463	11,063	10,922	10,204	8,540	9,472	10,000
Average Annual Return, Percent	11.22%		6.55%	4.27%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 9,585		$ 9,585	$ 9,585	9,497	9,624	11,355	11,064	10,616	10,029	9,895	10,115	9,291	10,000
Average Annual Return, Percent	0.93%		(2.02%)	(0.42%)
Bloomberg Global Aggregate Credit Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index (USD Hedged)
Account Value	$ 12,639		$ 12,639	$ 12,639	11,951	11,791	13,514	13,106	12,260	11,206	11,118	10,864	10,182	10,000
Average Annual Return, Percent	5.76%		0.61%	2.37%
MSCI All Country World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 22,474		$ 22,474	$ 22,474	18,826	16,156	19,176	13,769	13,485	12,752	11,517	9,696	10,071	10,000
Average Annual Return, Percent	19.38%		10.76%	8.43%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430		$ 11,430	$ 11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186	10,000
Average Annual Return, Percent	2.63%		(0.23%)	1.35%
Bloomberg 1 3 Year U S Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Account Value	$ 11,438		$ 11,438	$ 11,438	10,907	10,850	11,251	11,202	10,750	10,310	10,289	10,253	10,093	10,000
Average Annual Return, Percent	4.87%		1.25%	1.35%
Global Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Moderate Allocation Index
Account Value	$ 16,304		$ 16,304	$ 16,304	14,591	13,357	15,789	12,777	12,355	11,640	10,882	9,895	9,758	10,000
Average Annual Return, Percent	11.73%		5.70%	5.01%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,504		$ 32,504	$ 32,504	26,239	21,982	25,277	17,667	16,438	14,941	13,044	11,052	10,737	10,000
Average Annual Return, Percent	23.88%		14.61%	12.51%
S And P 500 Minimum Volatility Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Minimum Volatility Index
Account Value	$ 28,616		$ 28,616	$ 28,616	24,555	22,539	22,998	17,989	17,347	15,341	13,745	12,918	10,933	10,000
Average Annual Return, Percent	16.54%		10.53%	11.09%
Global Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Conservative Allocation Index
Account Value	$ 13,749		$ 13,749	$ 13,749	12,725	12,042	14,218	12,230	11,777	11,094	10,557	9,979	9,602	10,000
Average Annual Return, Percent	8.05%		3.14%	3.23%
Global Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Growth Allocation Index
Account Value	$ 19,206		$ 19,206	$ 19,206	16,627	14,731	17,445	13,293	12,925	12,193	11,203	9,800	9,915	10,000
Average Annual Return, Percent	15.51%		8.24%	6.74%
FTSE 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. Treasury Bill Index
Account Value	$ 11,640		$ 11,640	$ 11,640	$ 11,018	$ 10,620	$ 10,600	$ 10,591	$ 10,429	$ 10,195	$ 10,062	$ 10,016	$ 10,002	$ 10,000
Average Annual Return, Percent	5.64%		2.22%	1.53%

[1]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[2]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[3]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[4]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[5]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[6]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[7]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[8]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[9]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[10]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[11]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[12]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[13]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[14]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.